INCOME TAXES EXPENSES (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations	20.30%	15.30%	14.50%
Effective Income Tax Rate Reconciliation, Tax Settlements	15.00%
Apex Wealth Holdings Limited [Member] | Hong Kong [Member]
Effective Income Tax Rate, Continuing Operations	16.50%
Dalian Xinding [Member] | PRC [Member]
Effective Income Tax Rate, Continuing Operations	25.00%
TOFA And Tongda [Member] | PRC [Member]
Effective Income Tax Rate, Continuing Operations	15.00%	15.00%	15.00%
Dalian Tofa New Materials Development Co Ltd [Member] | PRC [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%	15.00%